Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,789	$ 1,896
Lease liabilities undiscounted	3,205	3,349
Less current lease liabilities	(251)	(275)
Less current lease liabilities undiscounted	(297)	(324)
Non-current lease liabilities	1,538	1,621
Non-current lease liabilities undiscounted	2,908	3,025
Commitments for leases not yet commenced	83	134
Most material lease with lease term extension	$ 700	$ 600
Lease term end date	2071	2071
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 251	$ 275
Lease liabilities undiscounted	297	324
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	190	216
Lease liabilities undiscounted	232	258
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	167	162
Lease liabilities undiscounted	201	198
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	137	139
Lease liabilities undiscounted	172	172
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	122	122
Lease liabilities undiscounted	154	154
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	922	982
Lease liabilities undiscounted	$ 2,149	$ 2,243